SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
DisclosureOf Subsequent Events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 27. SUBSEQUENT EVENTS

1) On January 31, 2020,
the Board of Directors of Celulosa Arauco y Constitución S.A., being aware of the determination made by the Extraordinary General Shareholders’ Meeting held on October 28, 2019 (in which the Company’s bylaws were amended) regarding distribution of profits, agreed to modify the Company’s dividend policy, in the sense that, notwithstanding the powers of the Shareholders’ Meeting to determine the portion of the profits of the year to be distributed as dividend, it will be proposed, with respect to the results of the years 2019 and 2020, not to distribute dividends, due to the financial requirements that the Company has in the coming months, especially those related to the MAPA Project
.

2) In late December 2019 a notice of pneumonia originating from Wuhan, Hubei province (COVID-19, caused by a novel coronavirus) was reported to the World Health Organization, with cases soon confirmed in multiple provinces in China, as well as in other countries. Several measures have been undertaken by governments around the globe, including the use of quarantine, screening at airports and other transport hubs, travel restrictions, suspension of visas, nation-wide lockdowns, closing of public and private institutions, suspension of sport events, restrictions to museums and tourist attractions and extension of holidays, among many others. However, the virus continues to spread globally and, as of the date of these consolidated financial statements
, has affected more than 180 countries and territories around the world, including Chile, Argentina, Brazil, Uruguay, Mexico and the United States, among others. To date, the outbreak of the novel coronavirus has caused significant social and market disruption. The long-term effects to the global economy and the Company of epidemics and other public health crises, such as the on-going novel coronavirus, are difficult to assess or predict, and may include a decline in market prices (including the market price of our securities), risks to employee health and safety, and reduced sales in geographic locations impacted. Any prolonged restrictive measures put in place in order to control an outbreak of a contagious disease or other adverse public health development in any of our targeted markets may have a significant effect on our business operations. Moreover, considering that some of our clients (especially in our pulp business) are located in China and other affected countries, the demand of our products and the logistics associated with the sale of those products may be impacted, which would have a negative effect on our business operations. We may also be affected by the need to implement policies limiting the efficiency and effectiveness of our operations, including home office policies. It is unclear whether these challenges and uncertainties will be contained or resolved, and what effects they may have on the global political and economic conditions in the long term. Additionally, we cannot predict how the disease will evolve (and potentially, spread) in the countries where we have industrial operations, nor anticipate what additional restrictions governments of those countries or other countries may impose.

3
) The authorization for the issuance and publication of these consolidated financial statements for the period ended December 31, 2019 was approved by the Board of Directors of Arauco
on
April 15
, 2020.

Subsequent to December 31, 2019 and until the date of issuance of these consolidated financial statements, there have been no events, other than those discussed above, that could materially affect the presentation of these financial statements.